Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2020-1
Statement to Securityholders
Determination Date: October 12, 2022

Payment Date	10/17/2022
Collection Period Start	9/1/2022
Collection Period End	9/30/2022
Interest Period Start	9/15/2022
Interest Period End	10/16/2022

Cut-Off Date Net Pool Balance	$1,356,484,236.72
Cut-Off Date Adjusted Pool Balance	$1,356,484,236.72

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Feb-21
Class A-2 Notes	$—	$—	$—	—	Jun-23
Class A-3 Notes	$165,479,417.57	$18,257,824.92	$147,221,592.65	0.333836	Nov-24
Class A-4 Notes	$122,790,000.00	$—	$122,790,000.00	1.000000	Aug-25
Class B Notes	$13,565,000.00	$—	$13,565,000.00	1.000000	Sep-25
Class C Notes	$13,565,000.00	$—	$13,565,000.00	1.000000	Oct-25
Class D Notes	$13,564,000.00	$—	$13,564,000.00	1.000000	Jul-26
Total Notes	$328,963,417.57	$18,257,824.92	$310,705,592.65

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$332,354,628.16	$314,096,803.24	0.231552
YSOC Amount	N/A	N/A
Adjusted Pool Balance	$332,354,628.16	$314,096,803.24
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$3,391,210.59	$3,391,210.59
Reserve Account Balance	$3,391,210.59	$3,391,210.59

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	1.63725%	ACT/360	$—
Class A-2 Notes	$—	1.64000%	30/360	$—
Class A-3 Notes	$165,479,417.57	1.60000%	30/360	$220,639.22
Class A-4 Notes	$122,790,000.00	1.63000%	30/360	$166,789.75
Class B Notes	$13,565,000.00	1.79000%	30/360	$20,234.46
Class C Notes	$13,565,000.00	1.98000%	30/360	$22,382.25
Class D Notes	$13,564,000.00	2.23000%	30/360	$25,206.43
Total Notes	$328,963,417.57			$455,252.11

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$332,354,628.16	$314,096,803.24
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$332,354,628.16	$314,096,803.24
Number of Receivable Outstanding	33,350	32,582
Weight Average Contract Rate	4.60%	4.60%
Weighted Average Remaining Term (months)	31	30

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$1,313,525.57
Principal Collections	$18,148,819.41
Liquidation Proceeds	$65,305.86
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$19,527,650.84
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$19,527,650.84

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$276,962.19	$276,962.19	$—	$—	$19,250,688.65
Interest - Class A-1 Notes	$—	$—	$—	$—	$19,250,688.65
Interest - Class A-2 Notes	$—	$—	$—	$—	$19,250,688.65
Interest - Class A-3 Notes	$220,639.22	$220,639.22	$—	$—	$19,030,049.43
Interest - Class A-4 Notes	$166,789.75	$166,789.75	$—	$—	$18,863,259.68
First Allocation of Principal	$—	$—	$—	$—	$18,863,259.68
Interest - Class B Notes	$20,234.46	$20,234.46	$—	$—	$18,843,025.22
Second Allocation of Principal	$—	$—	$—	$—	$18,843,025.22
Interest - Class C Notes	$22,382.25	$22,382.25	$—	$—	$18,820,642.97
Third Allocation of Principal	$1,302,614.33	$1,302,614.33	$—	$—	$17,518,028.64
Interest - Class D Notes	$25,206.43	$25,206.43	$—	$—	$17,492,822.21
Fourth Allocation of Principal	$13,564,000.00	$13,564,000.00	$—	$—	$3,928,822.21
Reserve Account Deposit Amount	$—	$—	$—	$—	$3,928,822.21
Regular Principal Distribution Amount	$3,391,210.59	$3,391,210.59	$—	$—	$537,611.62
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$537,611.62
Remaining Funds to Certificates	$537,611.62	$537,611.62	$—	$—	$—
Total	$19,527,650.84	$19,527,650.84	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	N/A
Increase/(Decrease)	N/A
Ending YSOC Amount	N/A

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$332,354,628.16	$314,096,803.24
Note Balance	$328,963,417.57	$310,705,592.65
Overcollateralization (Adjusted Pool Balance - Note Balance)	$3,391,210.59	$3,391,210.59
Target Overcollateralization Amount	$3,391,210.59	$3,391,210.59
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,391,210.59
Beginning Reserve Account Balance	$3,391,210.59
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,391,210.59

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.03%	12	$109,005.51
Liquidation Proceeds of Defaulted Receivables[1]	0.02%	60	$65,305.86
Monthly Net Losses (Liquidation Proceeds)			$43,699.65
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.32%
Second Preceding Collection Period			0.05%
Preceding Collection Period			(0.07)%
Current Collection Period			0.16%
Four-Month Average Net Loss Ratio			0.11%
Cumulative Net Losses for All Periods			$1,421,707.21
Cumulative Net Loss Ratio			0.10%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.27%	69	$843,014.75
60-89 Days Delinquent	0.10%	22	$304,973.54
90-119 Days Delinquent	0.03%	8	$89,368.23
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.39%	99	$1,237,356.52

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		3	$29,412.53
Total Repossessed Inventory		5	$48,764.59

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		30	$394,341.77
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.07%
Second Preceding Collection Period			0.08%
Preceding Collection Period			0.12%
Current Collection Period			0.13%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of September 2022.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.29	0.09%	21	0.06%